Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2014
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Central Index Key	dei_EntityCentralIndexKey	0001039803
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 26, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 26, 2014
Prospectus Date	rr_ProspectusDate	Dec. 01, 2014